UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
September 30, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.2%
Atlantic County Improvement Authority,
Stockton University GO, LR (Atlantic
City Campus Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/48	3,000,000		3,479,190
Bayonne,
General Improvement GO (Insured;
Build America Mutual Assurance
Company)	5.00	7/1/39	1,000,000		1,189,400
Camden County Improvement Authority,
Health Care Redevelopment Project
Revenue (The Cooper Health System
Obligated Group Issue)	5.00	2/15/34	1,000,000		1,158,910
Camden County Improvement Authority,
Health Care Redevelopment Project
Revenue (The Cooper Health System
Obligated Group Issue)	5.75	2/15/42	5,000,000		5,947,500
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000		3,889,760
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/21	685,000	[a]	633,789
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/26	745,000	[a]	590,949
East Orange Board of Education,
COP, LR (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/28	2,345,000	[a]	1,709,224
Essex County,
General Improvement GO
(Prerefunded)	5.00	8/1/20	5,500,000	[b]	6,328,080
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[c]	2,609,500
Garden State Preservation Trust,
Revenue (Open Space and Farmland
Preservation Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.75	11/1/28	10,000,000		13,011,300
Gloucester County Improvement Authority,
County Guaranteed Loan Revenue
(County Capital Program)
(Prerefunded)	5.00	4/1/18	3,500,000	[b]	3,719,415
Gloucester County Pollution Control
Financing Authority,
PCR (Logan Project)	5.00	12/1/24	1,000,000		1,150,320
Gloucester Township Municipal Utilities
Authority,
Sewer Revenue (Insured; AMBAC)	5.65	3/1/18	675,000		698,119
Hudson County Improvement Authority,
County Secured LR (Hudson County
Vocational-Technical Schools Project)	5.00	5/1/46	2,500,000		2,985,075

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.2% (continued)
Hudson County Improvement Authority,
Harrison Stadium Land Acquisition
Special Obligation Revenue (Harrison
Redevelopment Project) (Insured;
National Public Finance Guarantee
Corp.)	0.00	12/15/34	3,000,000	[a]	1,780,800
Irvington Township,
GO (Fiscal Year Adjustment Bonds and
General Improvement Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/15/32	2,000,000		2,367,460
Mercer County Improvement Authority,
County Secured Open Space Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,301,449
Middletown Township Board of Education,
GO	5.00	8/1/25	1,000,000		1,151,410
Middletown Township Board of Education,
GO	5.00	8/1/26	2,935,000		3,377,011
Monroe Township Board of Education,
School District GO	5.00	3/1/34	1,250,000		1,503,800
New Brunswick Parking Authority,
City Guaranteed Parking Revenue
(Insured; Build America Mutual
Assurance Company)	5.00	9/1/35	2,000,000		2,432,900
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/24	3,000,000		3,378,630
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/28	3,625,000		3,989,530
New Jersey Economic Development
Authority,
Department of Human Services
Composite Revenue (Division of
Developmental Disabilities)	6.25	7/1/24	700,000		714,042
New Jersey Economic Development
Authority,
Motor Vehicle Surcharge Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	3,108,934
New Jersey Economic Development
Authority,
Motor Vehicle Surcharge Revenue
(Insured; National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	2,376,261
New Jersey Economic Development
Authority,
Private Activity Revenue (The Goethals
Bridge Replacement Project)	5.38	1/1/43	3,500,000		4,054,085
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service
System Project) (Insured; AMBAC)	0.00	1/1/17	5,000,000	[a]	4,981,050
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service
System Project) (Insured; AMBAC)	0.00	1/1/18	2,500,000	[a]	2,449,225

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.2% (continued)
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service
System Project) (Insured; AMBAC)	0.00	1/1/20	6,500,000	[a]	6,117,150
New Jersey Economic Development
Authority,
Revenue (Hillcrest Health Service
System Project) (Insured; AMBAC)	0.00	1/1/22	6,000,000	[a]	5,397,420
New Jersey Economic Development
Authority,
Revenue (Provident Group - Rowan
Properties L.L.C. - Rowan University
Student Housing Project)	5.00	1/1/35	1,000,000		1,133,890
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.75	9/1/23	385,000		443,127
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		12,574,800
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
(Prerefunded)	5.75	3/1/21	1,380,000	[b]	1,657,063
New Jersey Economic Development
Authority,
Special Facility Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	8,050,000		8,988,952
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,353,850
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.60	11/1/34	6,600,000		7,403,418
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,604,800
New Jersey Educational Facilities
Authority,
Revenue (Kean University Issue)	5.00	9/1/21	1,500,000		1,650,750
New Jersey Educational Facilities
Authority,
Revenue (Montclair State University
Issue) (Prerefunded)	5.25	7/1/18	2,000,000	[b]	2,154,020
New Jersey Educational Facilities
Authority,
Revenue (New Jersey City University
Issue) (Insured; Assured Guaranty
Corp.) (Prerefunded)	5.00	7/1/18	7,165,000	[b]	7,681,811
New Jersey Educational Facilities
Authority,
Revenue (New Jersey Institute of
Technology Issue)	5.00	7/1/31	2,000,000		2,238,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.2% (continued)
New Jersey Educational Facilities
Authority,
Revenue (Princeton Theological
Seminary Issue)	5.00	7/1/29	5,000,000		5,713,900
New Jersey Educational Facilities
Authority,
Revenue (Public Library Project Grant
Program Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,505,565
New Jersey Educational Facilities
Authority,
Revenue (Ramapo College of New
Jersey Issue)	5.00	7/1/42	3,000,000		3,395,130
New Jersey Educational Facilities
Authority,
Revenue (Seton Hall University Issue)
(Prerefunded)	6.25	7/1/19	5,000,000	[b]	5,727,850
New Jersey Educational Facilities
Authority,
Revenue (Stevens Institute of
Technology Issue)	5.00	7/1/27	5,000,000		5,111,000
New Jersey Educational Facilities
Authority,
Revenue (Stevens Institute of
Technology Issue)	5.00	7/1/34	7,455,000		7,648,830
New Jersey Educational Facilities
Authority,
Revenue (Stockton University Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/1/35	1,600,000		1,913,616
New Jersey Educational Facilities
Authority,
Revenue (The College of New Jersey
Issue)	4.00	7/1/35	1,750,000		1,921,815
New Jersey Educational Facilities
Authority,
Revenue (The College of New Jersey
Issue) (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	7/1/18	3,700,000	[b]	3,966,881
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/22	2,165,000		2,593,021
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/29	2,130,000		2,530,568
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)	5.00	7/1/30	2,255,000		2,666,447
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)
(Insured; Assured Guaranty Corp.)	5.00	7/1/38	225,000		239,560

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.2% (continued)
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)
(Insured; Assured Guaranty Corp.)
(Prerefunded)	5.00	7/1/18	2,520,000	[b]	2,701,768
New Jersey Educational Facilities
Authority,
Revenue (The William Paterson
University of New Jersey Issue)
(Insured; Build America Mutual
Assurance Company)	5.00	7/1/30	2,025,000		2,472,444
New Jersey Health Care Facilities Financing
Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	5.00	7/1/27	5,400,000		5,761,098
New Jersey Health Care Facilities Financing
Authority,
Revenue (Atlantic Health System
Hospital Corporation Issue)	4.00	7/1/41	7,500,000		8,081,100
New Jersey Health Care Facilities Financing
Authority,
Revenue (Barnabas Health Issue)
(Prerefunded)	5.63	7/1/21	3,000,000	[b]	3,630,750
New Jersey Health Care Facilities Financing
Authority,
Revenue (General Hospital Center at
Passaic, Inc. Obligated Group Issue)
(Insured; Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	6.75	7/1/19	345,000		377,692
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hackensack University
Medical Center Issue)	5.00	1/1/28	2,780,000		3,064,867
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hackensack University
Medical Center Issue) (Insured;
Assured Guaranty Corp.)	5.25	1/1/36	2,900,000		3,039,954
New Jersey Health Care Facilities Financing
Authority,
Revenue (Inspira Health Obligated
Group Issue)	4.00	7/1/41	3,250,000		3,493,035
New Jersey Health Care Facilities Financing
Authority,
Revenue (Inspira Health Obligated
Group Issue)	5.00	7/1/46	3,000,000		3,563,970
New Jersey Health Care Facilities Financing
Authority,
Revenue (Kennedy Health System
Obligated Group Issue)	5.00	7/1/31	1,525,000		1,731,988
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/23	2,500,000		2,995,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.2% (continued)
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue)	5.00	7/1/26	1,000,000		1,174,720
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/38	4,660,000		4,956,889
New Jersey Health Care Facilities Financing
Authority,
Revenue (Princeton HealthCare System
Issue)	5.00	7/1/39	2,000,000		2,391,080
New Jersey Health Care Facilities Financing
Authority,
Revenue (Robert Wood Johnson
University Hospital Issue)
(Prerefunded)	5.00	1/1/20	4,950,000	[b]	5,584,590
New Jersey Health Care Facilities Financing
Authority,
Revenue (Saint Barnabas Health Care
System Issue) (Insured; National Public
Finance Guarantee Corp.) (Escrowed to
Maturity)	0.00	7/1/23	2,280,000	[a]	2,058,430
New Jersey Health Care Facilities Financing
Authority,
Revenue (Saint Joseph's Healthcare
System Obligated Group Issue)	5.00	7/1/41	1,000,000		1,164,760
New Jersey Health Care Facilities Financing
Authority,
Revenue (University Hospital Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/1/46	2,000,000		2,323,360
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue) (Insured;
Assured Guaranty Corp.)	5.50	7/1/38	5,000,000		5,571,700
New Jersey Health Care Facilities Financing
Authority,
State Contract Revenue (Hospital Asset
Transformation Program)	5.25	10/1/38	10,635,000		11,327,551
New Jersey Health Care Facilities Financing
Authority,
State Contract Revenue (Hospital Asset
Transformation Program)
(Prerefunded)	5.25	10/1/18	2,960,000	[b]	3,218,082
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/21	1,800,000		2,042,586
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue	5.00	12/1/25	600,000		630,492
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue	5.00	12/1/26	1,475,000		1,546,788

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.2% (continued)
New Jersey Housing and Mortgage Finance
Agency,
Multi-Family Revenue	4.95	5/1/41	7,000,000		7,390,810
New Jersey Housing and Mortgage Finance
Agency,
SFHR	5.20	10/1/25	4,005,000		4,263,763
New Jersey Housing and Mortgage Finance
Agency,
SFHR	6.38	10/1/28	880,000		908,952
New Jersey Housing and Mortgage Finance
Agency,
SFHR	5.25	10/1/37	145,000		147,732
New Jersey Institute of Technology,
GO	5.00	7/1/31	3,385,000		4,090,806
New Jersey Institute of Technology,
GO	5.00	7/1/32	1,000,000		1,179,500
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	12/15/23	7,000,000		8,369,760
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/31	2,500,000		2,844,200
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	6.00	12/15/38	6,565,000		7,193,664
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	5.25	12/15/22	5,000,000		5,837,150
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	0.00	12/15/24	1,000,000	[a]	788,780
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
AMBAC)	5.00	12/15/32	3,000,000		3,115,320
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/33	20,000,000	[a]	10,723,600
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/23	2,000,000		2,432,260
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/25	3,000,000		3,782,910
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/26	2,000,000		2,405,680
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/34	2,000,000		2,416,080
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/35	3,000,000		3,465,990
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,420,000		5,872,245
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/45	4,000,000		4,731,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.2% (continued)
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/27	3,000,000		3,948,510
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; National
Public Finance Guarantee Corp.)	1.37	1/1/30	5,500,000	[d]	5,011,875
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreeement)	5.00	6/1/24	605,000		715,122
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreeement)
(Prerefunded)	5.00	6/1/22	395,000	[b]	478,657
North Hudson Sewerage Authority,
Gross Revenue Senior Lien Lease
Certificates (Master Lease Agreement)	5.00	6/1/42	10,320,000		11,745,708
North Jersey District Water Supply
Commission,
Sewer Revenue (Wanaque South
Project) (Insured; National Public
Finance Guarantee Corp.) (Escrowed to
Maturity)	6.00	7/1/19	730,000		792,714
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 167th Series)	5.00	9/15/24	2,400,000		2,779,968
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 167th Series)	5.50	9/15/26	7,600,000		8,900,284
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 172nd Series)	5.00	10/1/33	5,000,000		5,705,150
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 178th Series)	5.00	12/1/24	2,000,000		2,443,400
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/31	2,270,000		2,700,528
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 186th Series)	5.00	10/15/21	2,555,000		3,015,002
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 186th Series)	5.00	10/15/44	9,730,000		11,383,808
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/35	4,295,000		5,193,557
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	3,000,000		3,846,270
Port Authority of New York and New
Jersey,
Special Project Revenue (JFK
International Air Terminal LLC Project)	5.00	12/1/20	2,500,000		2,842,000
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/30	7,550,000	[a]	5,165,786

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 97.2% (continued)
Rutgers, The State University,
GO	5.00	5/1/26	5,000,000		6,066,800
Rutgers, The State University,
GO	5.00	5/1/34	1,600,000		1,958,912
Rutgers, The State University,
GO (Prerefunded)	5.00	5/1/19	1,450,000	[b]	1,601,815
Salem County Pollution Control Financing
Authority,
PCR (Chambers Project)	5.00	12/1/23	1,000,000		1,142,560
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,484,760
South Jersey Port Corporation,
Marine Terminal Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/19	2,900,000	[b]	3,213,258
South Jersey Port Corporation,
Marine Terminal Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.88	1/1/19	6,000,000	[b]	6,664,800
South Jersey Transportation Authority,
Transportation System Revenue	5.00	11/1/23	4,250,000		4,942,665
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.63	6/1/26	4,000,000		4,033,480
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.75	6/1/34	2,800,000		2,698,584
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/41	13,050,000		12,704,567
					494,447,663
U.S. Related - 1.9%
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,100,000		1,217,964
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	3,660,000		4,249,919
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000		2,182,800
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.00	1/1/46	2,000,000		2,308,520
					9,959,203

Total Investments (cost $457,421,452)			99.1%		504,406,866
Cash and Receivables (Net)			0.9%		4,426,862
Net Assets			100.0%		508,833,728

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, this security was valued at $2,609,500 or .51% of net assets.
d Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	504,406,866	-	504,406,866

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2016, accumulated net unrealized appreciation on investments was $46,985,414, consisting of $47,109,698 gross unrealized appreciation and $124,284 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)